Loans and Financing - Schedule of Installments of Non-Current Liabilities (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Schedule of installments of non-current liabilities [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	R$ 793,310	R$ 636,490
Non-current portion of non-current borrowings	778,039	617,533
Funding cost (long term) [Member]
Schedule of installments of non-current liabilities [Line Items]
Funding cost (long term)	(15,271)	(18,957)
Not later than one year [member]
Schedule of installments of non-current liabilities [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	0	80,387
Later than one year and not later than two years [member]
Schedule of installments of non-current liabilities [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	92,885	64,494
Later than two years and not later than three years [member]
Schedule of installments of non-current liabilities [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	615,064	467,193
Later than three years and not later than four years [member]
Schedule of installments of non-current liabilities [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	37,283	20,165
Later than four years and not later than five years [member]
Schedule of installments of non-current liabilities [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	31,489	4,251
Later than five years and not later than six years [Member]
Schedule of installments of non-current liabilities [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	8,641	0
Later than six years [Member]
Schedule of installments of non-current liabilities [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	R$ 7,948	R$ 0